ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable
Accounts receivable consist of the following:

	December 31, 2021	December 31, 2020
	$	$
Trade receivables, gross	25,373,946	8,692,439
Allowance for credit losses	—	—
Trade receivables, net	25,373,946	8,692,439

Incentives from "support program for the deployment of electric school buses" and from "zero-emission truck and bus program" receivable	3,904,401	5,216,118
Other government assistance receivable	903,356	724,367
Financial assets	30,181,703	14,632,924

Commodity taxes receivable	2,791,995	943,523
Other tax credits receivable	38,650	38,486
Research and development tax credits receivable	4,886,737	2,890,139
Non-financial assets	7,717,382	3,872,148
	37,899,085	18,505,072